Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000219346
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Z Class
Trading Symbol	(TRZXX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 12,769,557,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,518,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,769,557
Number of Portfolio Holdings	56

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.5%
U.S. Treasury Debt	44.6
Other Assets less Liabilities	-1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	30.5%
BNY Mellon	17.4
U.S. Treasury Notes	14.1
JPMorgan Chase	9.3
State Street	8.8
Citigroup Global Markets	5.0
BNP Paribas Securities	3.3
HSBC Securities	2.2
Goldman Sachs	2.0
Royal Bank of Canada	2.0

Material Fund Change [Text Block]
C000190632
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	I Class
Trading Symbol	(TRGXX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - I Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
AssetsNet	$ 12,769,557,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,518,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,769,557
Number of Portfolio Holdings	56

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.5%
U.S. Treasury Debt	44.6
Other Assets less Liabilities	-1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	30.5%
BNY Mellon	17.4
U.S. Treasury Notes	14.1
JPMorgan Chase	9.3
State Street	8.8
Citigroup Global Markets	5.0
BNP Paribas Securities	3.3
HSBC Securities	2.2
Goldman Sachs	2.0
Royal Bank of Canada	2.0

Material Fund Change [Text Block]
C000005566
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Investor Class
Trading Symbol	(PRTXX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Investor Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
AssetsNet	$ 12,769,557,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 16,518,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,769,557
Number of Portfolio Holdings	56

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.5%
U.S. Treasury Debt	44.6
Other Assets less Liabilities	-1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	30.5%
BNY Mellon	17.4
U.S. Treasury Notes	14.1
JPMorgan Chase	9.3
State Street	8.8
Citigroup Global Markets	5.0
BNP Paribas Securities	3.3
HSBC Securities	2.2
Goldman Sachs	2.0
Royal Bank of Canada	2.0

Material Fund Change [Text Block]